Stockholders' Equity - Schedule of Restricted Stock and Deferred Issuance Restricted Stock (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended	6 Months Ended	12 Months Ended
	Sep. 29, 2012	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member]	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Grant Date Fair Value, Outstanding, Beginning Balance	$ 15.67	$ 54.35		$ 54.41
Weighted Average Grant Date Fair Value, Granted	$ 17.29	$ 63.29	$ 63.74
Weighted Average Grant Date Fair Value, Vested and Exercised	$ 15.71	$ 56.63	$ 56.88
Weighted Average Grant Date Fair Value, Forfeited	$ 15.87	$ 53.00	$ 57.57
Weighted Average Grant Date Fair Value, Outstanding, Ending Balance	$ 16.41	$ 54.78	$ 54.35	$ 54.41
Number of Shares, Non-vested, Beginning balance	3,112	62		121
Number of Shares, Awarded	1,691	4	21
Number of Shares, Vested and exercised	997	(6)	75
Number of Shares, Forfeited	226	(3)	5
Number of Shares, Non-vested, Ending balance	3,580	57	62	121